Derivative instruments and hedging activities - Volume of derivative activity in statement of financial position (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2021	Mar. 31, 2021
Derivatives, Fair Value [Line Items]
Total Notional	[1]	¥ 3,099,715	¥ 2,956,947
Derivative assets, Fair value		13,498	16,006
Derivative liabilities, Fair value	[1]	13,264	16,191
Derivatives used for trading and non-trading purposes [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[2],[3]	3,097,800	2,955,649
Derivative assets, Fair value	[2],[3]	13,490	15,986
Derivative liabilities, Fair value	[1],[2],[3]	13,258	16,177
Derivatives used for trading and non-trading purposes [Member] | Equity contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[2],[3]	36,347	40,396
Derivative assets, Fair value	[2],[3]	1,154	1,402
Derivative liabilities, Fair value	[1],[2],[3]	1,540	2,229
Derivatives used for trading and non-trading purposes [Member] | Interest rate contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[2],[3]	2,660,846	2,524,407
Derivative assets, Fair value	[2],[3]	8,291	9,617
Derivative liabilities, Fair value	[1],[2],[3]	7,669	9,023
Derivatives used for trading and non-trading purposes [Member] | Credit contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[2],[3]	40,917	38,850
Derivative assets, Fair value	[2],[3]	426	455
Derivative liabilities, Fair value	[1],[2],[3]	479	523
Derivatives used for trading and non-trading purposes [Member] | Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[2],[3]	359,352	351,662
Derivative assets, Fair value	[2],[3]	3,616	4,511
Derivative liabilities, Fair value	[1],[2],[3]	3,570	4,402
Derivatives used for trading and non-trading purposes [Member] | Commodity contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[2],[3]	338	334
Derivative assets, Fair value	[2],[3]	3	1
Derivative liabilities, Fair value	[1],[2],[3]	0	0
Derivatives designated as hedging instruments [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1]	1,915	1,298
Derivative assets, Fair value		8	20
Derivative liabilities, Fair value	[1]	6	14
Derivatives designated as hedging instruments [Member] | Interest rate contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1]	1,779	1,168
Derivative assets, Fair value		6	15
Derivative liabilities, Fair value	[1]	6	14
Derivatives designated as hedging instruments [Member] | Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1]	136	130
Derivative assets, Fair value		2	5
Derivative liabilities, Fair value	[1]

[1]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[2]	As of March 31, 2021 and September 30, 2021, the amounts reported include derivatives used for non-trading purposes which are not designated as fair value or net investment hedges. These amounts have not been separately presented since such amounts were not significant.
[3]	Each derivative classification includes derivatives referencing multiple risk components. For example, certain interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.